FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2014
FAIR VALUE
Schedule of available-for-sale securities measured and recorded at fair value for which there are quoted prices in active markets on a recurring basis
US$
Balance as of February 28, 2011	$465,709
Changes in fair value	(121,895)
Foreign exchange difference	17,989
Balance as of February 29, 2012	$361,803
Changes in fair value	34,331
Foreign exchange difference	3,821
Balance as of February 28, 2013	$399,955
Changes in fair value	26,459
Foreign exchange difference	8,861
Disposal	(435,275)
Balance as of February 28, 2014	$—

Schedule of additional information concerning the Group's available-for-sale securities
	As of February 28, 2013				As of February 28, 2014
		Gross	Gross			Gross	Gross
		unrealized	unrealized			unrealized	unrealized
	Cost	gains	(losses)	Fair value	Cost	gains	(losses)	Fair value

Mutual fund	$378,390	$21,565	$—	$399,955	$—	$—	$—	$—

Schedule of long-term investments fair value option method
	As of	As of
	February 28,	February 28,
	2013	2014

Fair value option method investments
Long-term investment in Century Mingde (1)	$2,411,073	$—
Long-term investment in a third-party online platform (2)	3,080,000	3,080,000
	$5,491,073	$3,080,000

(1)                                 In March 2012, the Group acquired 6% equity interest in Century Mingde, a private company that engages in providing summer and winter camp training service in China with a cash consideration of $2,411,073. There was no material change in fair value for the period ended February 28, 2013. In July 2013, Century Mingde redeemed the entire shares at the original purchase price plus 10% annual return on such investment.

(2)                                 In February 2013, the Group acquired 16.85% equity interest in a third-party online education platform, a private company incorporated in the Cayman Islands, by purchasing 2,200,000 Series A preferred shares for a total cash consideration of $3,080,000.

Schedule of changes in the carrying amounts of long-term investments measured using fair value option method on a recurring basis
Balance as of February 29, 2012	$—
Purchase	5,456,991
Foreign exchange difference	34,082

Balance as of February 28, 2013	$5,491,073

Changes in fair value	297,120
Disposal	(2,742,876)
Foreign exchange difference	34,683

Balance as of February 28, 2014	$3,080,000

Schedule of long-term investments available-for-sales securities

	As of	As of
	February 28,	February 28,
	2013	2014

Available-for-sales securities investments
Long-term investment in BabyTree Inc. (3)	$—	$23,475,000
Long-term investment in a third-party technology company	—	419,500

	$—	$23,894,500

(3)                                 In January 2014, the Group acquired certain equity interest in BabyTree Inc. by purchasing its Series E redeemable preferred shares with a total cash consideration of $23,475,000. BabyTree Inc. was incorporated in Cayman Island and is an operator of a leading online resource and community platform for prospective and new parents. As the transaction date was close to the fiscal year end, the initial purchase price is considered the fair value of this investment as of February 28, 2014.

Schedule of long-term investments accounted for available-for-sales securities on a recurring basis
US$

Balance as of February 28, 2013	$—
Purchase	23,894,500

Balance as of February 28, 2014	$23,894,500

Schedule of information about inputs for the fair value measurements of the Group's assets that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2013	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Available for sale securities	$399,955	$399,955	—	—
Long-term investments
Fair value option methods investments	$5,491,073	—	—	$5,491,073

Total	$5,891,028	$399,955	—	$5,491,073

	Fair Value Measurement at Reporting Date Using
		Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2014	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)

Long-term investments
Fair value option methods investments	$3,080,000	—	—	$3,080,000
Available-for-sales securities investments	$23,894,500	—	—	$23,894,500

Total	$26, 974,500	—	—	$26,974,500